CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing receivable, allowances	$ 8,450	$ 6,365
Accounts payable	4,122	4,975
Short-term debt	16,630	49,887
Accrued expenses and other current liabilities	17,302	10,644
Amounts due to related parties	4,214	78,108
Advance from customers	1,677	4,078
Contingent consideration		11,929
Income tax payable	5,319	7,590
Lease liabilities - current	1,785
Long-term contingent consideration		$ 93,741
Lease liabilities - non-current	$ 810
Ordinary shares, authorized	500,000,000	200,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	59,150,341	24,984,300
Ordinary shares, outstanding	59,150,341	24,984,300
Consolidated VIEs
Accounts payable	$ 4,035	$ 4,675
Short-term debt	6,730	29,816
Accrued expenses and other current liabilities	13,770	8,030
Amounts due to related parties	0	6,683
Advance from customers	1,622	4,078
Contingent consideration	0	11,929
Income tax payable	4,469	6,845
Lease liabilities - current	1,224	0
Long-term contingent consideration	0	88,098
Lease liabilities - non-current	$ 810	$ 0